Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Payments under agreements with Honeywell	$2	$2